Accrued Liabilities and Compensation (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Accrued Liabilities and Compensation
Schedule of components of accrued liabilities and compensation

The components of accrued liabilities and compensation are as follows (in thousands):

	February 28, 2026	May 31, 2025
Compensation and related expense	$255	$278
Legal settlement	12,745	—
Legal fees	15	50
Clinical expense	2,213	487
License fees	563	1,105
Lease payable	34	141
Other liabilities	—	145
Total accrued liabilities	$15,825	$2,206

The components of accrued liabilities were as follows (in thousands):

(in thousands)	May 31, 2025	May 31, 2024
Compensation and related expense	$278	$208
Legal fees and settlement	50	7
Clinical expense	487	329
License fees	1,105	1,799
Lease payable	141	142
Investor proceeds held in escrow	—	300
Other liabilities	145	25
Total accrued liabilities	$2,206	$2,810